Trading Securities (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Trading Securities Details Narrative
Unrealized loss related to stock's decline					$ 7,986
Cash proceeds					568,852
Loss on sale of trading securities					302,116	$ 818,365
Trading securities fair value amount					39,930
Change in unrealized gain (loss) on trading securities			$ 7,986	$ 236,143	228,156	(236,143)
Proceeds from sale of investments			$ (35,970)	$ (568,852)	(568,852)	1,806,050
Net loss on sale of trading securities					$ (302,116)	$ (818,365)